RISK MANAGEMENT - individual evaluation of impairment at the end of the period for other financial instruments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	$ 212,922,513	$ 202,991,372
Impairment loss on financial assets	3,366	8,727
Debt Securities
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	15,614,134	15,745,530
Credit exposure	14,639,698	13,393,254
Trading equity securities
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	1,228,423	1,639,949
Credit exposure	1,228,423	1,639,949
Financial assets at fair value through profit or loss, category | Trading equity securities
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	718,269	1,101,462
Impairment loss on financial assets	0	0
Credit exposure	718,269	1,101,462
Financial assets at fair value through other comprehensive income, category | Trading equity securities
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	510,154	538,487
Impairment loss on financial assets	0	0
Credit exposure	510,154	538,487
Other Financial Instruments [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	17,392,393	18,279,480
Credit exposure	16,417,894	15,927,108
Other Financial Instruments [Member] | Debt Securities
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	15,614,134	15,745,530
Impairment loss on financial assets	14,601	14,783
Credit exposure	15,599,533	15,730,748
Other Financial Instruments [Member] | Trading equity securities
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	1,228,423	1,639,949
Impairment loss on financial assets	0	0
Credit exposure	1,228,423	1,639,949
Financial assets at fair value, class [member] | Debt Securities
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	11,583,672	12,251,873
Impairment loss on financial assets	2,863	3,053
Credit exposure	11,580,809	12,248,820
Financial assets at amortised cost, class [member] | Debt Securities
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	4,030,462	3,493,657
Impairment loss on financial assets	11,738	11,730
Credit exposure	$ 4,018,724	$ 3,481,928